Fair Value Measurements (Details) - Short-term Investments- Wealth Management products [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Assets, Total		¥ 0
Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Total	¥ 0
Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Total	37,220
Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Total	¥ 0